UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY               February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:   $154,157
                                         (thousands)


List of Other Included Managers:  None


                                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
--------------                --------        -----      --------  -------  ---  ----   ----------   --------  ----   ------ ----
AT&T INC                      COM             00206R102     480     16,328  X           SOLE         NONE            0        16,328
AFLAC INC                     COM             001055102  10,420    184,643  X           SOLE         NONE       87,024        97,619
AMR CORP                      COM             001765106   5,848    750,650  X           SOLE         NONE      309,575       441,075
AMAZON COM INC                COM             023135106   2,178     12,100  X           SOLE         NONE        2,500         9,600
ANADARKO PETE CORP            COM             032511107   2,285     30,000  X           SOLE         NONE        6,550        23,450
APPLE INC                     COM             037833100   9,696     30,058  X           SOLE         NONE       10,940        19,118
AQUA AMERICA INC              COM             03836W103     674     30,000  X           SOLE         NONE       30,000             0
ARCHER DANIELS MIDLAND CO     COM             039483102   2,003     66,598  X           SOLE         NONE       52,492        14,106
ATLAS ENERGY INC              COM             049298102   3,258     74,100  X           SOLE         NONE       16,250        57,850
BJS WHOLESALE CLUB INC        COM             05548J106   2,008     41,927  X           SOLE         NONE       21,703        20,224
BAKER HUGHES INC              COM             057224107   4,121     72,091  X           SOLE         NONE       47,025        25,066
BROADCOM CORP                 COM             111320107   7,700    176,800  X           SOLE         NONE       67,280       109,520
CARNIVAL CORP                 PAIRED CTF      143658300     576     12,500  X           SOLE         NONE        8,000         4,500
CELGENE CORP                  COM             151020104   1,940     32,800  X           SOLE         NONE       19,300        13,500
CHUBB CORP                    COM             171232101   1,130     18,950  X           SOLE         NONE       15,500         3,450
CHURCH & DWIGHT INC           COM             171340102     506      7,326  X           SOLE         NONE          400         6,926
COCA COLA CO                  COM             191216100     324      4,922  X           SOLE         NONE        4,129           793
CORNING INC                   COM             219350105     429     22,220  X           SOLE         NONE       20,000         2,220
DIAGEO P L C                  SPON ADR NEW    25243Q205     243      3,266  X           SOLE         NONE        1,900         1,366
DISH NETWORK CORP             CL A            25470M109     394     20,042  X           SOLE         NONE       20,000            42
DU PONT E I DE NEMOURS & CO   COM             263534109     291      5,844  X           SOLE         NONE            0         5,844
E M C CORP MASS               COM             268648102   2,520    110,040  X           SOLE         NONE       24,050        85,990
ERICSSON L M TEL CO           ADR B SEK 10    294821608     959     83,180  X           SOLE         NONE       39,310        43,870
EXXON MOBIL CORP              COM             30231G102   2,671     36,523  X           SOLE         NONE            0        36,523
FLUOR CORP NEW                COM             343412102   2,762     41,680  X           SOLE         NONE        8,800        32,880
FREEPORT-MCMORAN COPPER & GO  COM             35671D857     721      6,000  X           SOLE         NONE        6,000             0
GENERAL ELECTRIC CO           COM             369604103   1,523     83,290  X           SOLE         NONE       28,450        54,840
HALLIBURTON CO                COM             406216101   1,413     34,600  X           SOLE         NONE       24,650         9,950
HESS CORP                     COM             42809H107     276      3,600  X           SOLE         NONE            0         3,600
HEWLETT PACKARD CO            COM             428236103   2,183     51,850  X           SOLE         NONE       27,400        24,450
HOME DEPOT INC                COM             437076102   4,487    127,984  X           SOLE         NONE       28,200        99,784
HUMAN GENOME SCIENCES INC     COM             444903108   2,357     98,650  X           SOLE         NONE       24,300        74,350
INFORMATICA CORP              COM             45666Q102   4,843    110,000  X           SOLE         NONE       26,500        83,500
INTEL CORP                    COM             458140100   2,206    104,875  X           SOLE         NONE       50,700        54,175
INTERNATIONAL BUSINESS MACHS  COM             459200101   1,887     12,860  X           SOLE         NONE       10,100         2,760
ISHARES INC                   MSCI AUSTRALIA  464286103   2,513     98,800  X           SOLE         NONE       22,000        76,800
JPMORGAN CHASE & CO           COM             46625H100   1,623     38,263  X           SOLE         NONE       30,000         8,263
KIMCO RLTY CORP               COM             49446R109   4,770    264,420  X           SOLE         NONE       54,100       210,320
LOCKHEED MARTIN CORP          COM             539830109   1,074     15,360  X           SOLE         NONE        3,500        11,860
MARKET LEADER INC             COM             57056R103      22     12,471  X           SOLE         NONE       12,471             0
MEDCO HEALTH SOLUTIONS INC    COM             58405U102     507      8,272  X           SOLE         NONE        3,856         4,416
MEMC ELECTR MATLS INC         COM             552715104   4,739    420,850  X           SOLE         NONE      140,400       280,450
MERCK & CO INC NEW            COM             58933Y105     607     16,831  X           SOLE         NONE        8,000         8,831
MICROSOFT CORP                COM             594918104   4,202    150,544  X           SOLE         NONE       66,230        84,314
MOTOROLA INC                  COM             620076109     380     41,855  X           SOLE         NONE       14,700        27,155
NETAPP INC                    COM             64110D104   5,191     94,450  X           SOLE         NONE       23,100        71,350
NEWS CORP                     CL A            65248E203     328     20,000  X           SOLE         NONE       20,000             0
PEPSICO INC                   COM             713448108   1,312     20,077  X           SOLE         NONE       15,900         4,177
PFIZER INC                    COM             717081103     331     18,906  X           SOLE         NONE            0        18,906
PITNEY BOWES INC              COM             724479100     221      9,133  X           SOLE         NONE        9,000           133
PROCTER & GAMBLE CO           COM             742718109     451      7,017  X           SOLE         NONE        2,000         5,017
PROSHARES TR                  PSHS ULTRA QQQ  74347R206   2,972     36,500  X           SOLE         NONE        8,200        28,300
QUALCOMM INC                  COM             747525103   5,134    103,735  X           SOLE         NONE       37,425        66,310
ROYAL BK CDA MONTREAL QUE     COM             780087102     379      7,232  X           SOLE         NONE        7,232             0
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206   3,284     49,183  X           SOLE         NONE       21,000        28,183
SANDISK CORP                  COM             80004C101     997     20,000  X           SOLE         NONE       20,000             0
SAPIENT CORP                  COM             803062108   2,572    212,600  X           SOLE         NONE       53,300       159,300
SCHLUMBERGER LTD              COM             806857108   2,897     34,700  X           SOLE         NONE       16,500        18,200
SPDR GOLD TRUST               GOLD SHS        78463V107     978      7,050  X           SOLE         NONE        4,100         2,950
SOUTHWESTERN ENERGY CO        COM             845467109   2,246     60,000  X           SOLE         NONE       11,700        48,300
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104     219      3,900  X           SOLE         NONE            0         3,900
TELEFONICA S A                SPONSORED ADR   879382208   1,830     80,241  X           SOLE         NONE       44,583        35,658
3M CO                         COM             88579Y101     306      3,549  X           SOLE         NONE            0         3,549
TOOTSIE ROLL INDS INC         COM             890516107     603     20,828  X           SOLE         NONE        9,910        10,918
TRANSOCEAN LTD                REG SHS         H8817H100     232      3,333  X           SOLE         NONE        1,406         1,927
ULTRA PETROLEUM CORP          COM             903914109   3,344     70,000  X           SOLE         NONE       15,600        54,400
UNILEVER N V                  N Y SHS NEW     904784709   3,331    106,090  X           SOLE         NONE       35,220        70,870
UNITED TECHNOLOGIES CORP      COM             913017109   1,300     16,513  X           SOLE         NONE       16,000           513
VERIZON COMMUNICATIONS INC    COM             92343V104     202      5,640  X           SOLE         NONE            0         5,640
VIRGIN MEDIA INC              COM             92769L101   4,711    172,950  X           SOLE         NONE       40,250       132,700
DISNEY WALT CO                COM DISNEY      254687106     837     22,316  X           SOLE         NONE       13,100         9,216
YUM BRANDS INC                COM             988498101     200      4,080  X           SOLE         NONE        2,360         1,720


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